Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions

25. Related party transactions

The Company has entered into related party transactions with its non-consolidating affiliates. The Company has also entered into related party transactions with a significant shareholder and its affiliates.

The Company’s related party transactions can be categorized as follows:

Revenue from services

During the three months ended March 31, 2017 and 2018, the Company recognized net revenues of $83 and $304, respectively from a client that is a significant shareholder of the Company.

During the three months ended March 31, 2017, the Company recognized net revenues of $3,211 from a client that was a non-consolidating affiliate of the Company.

Cost of revenue from services

The Company purchases certain services from its non-consolidating affiliates, mainly relating to training and recruitment, which are included in cost of revenue. For the three months ended March 31, 2017 and 2018, cost of revenue includes an amount of $575 and $191, respectively, attributable to the cost of services provided by the Company’s non-consolidating affiliates.

Selling, general and administrative expenses

The Company purchases certain services from its non-consolidating affiliates, mainly relating to training and recruitment, the costs of which are included in selling, general and administrative expenses. For the three months ended March 31, 2017 and 2018, selling, general and administrative expenses include an amount of $94 and $49, respectively, attributable to the cost of services provided by the Company’s non-consolidating affiliates.

During the three months ended March 31, 2018, the Company engaged a significant shareholder to provide certain services to the Company amounting to $10, the costs of which are included in selling, general and administrative expenses.

Investment in equity affiliates

During the three months ended March 31, 2017, the Company invested $467 in its non-consolidating affiliates.

During the three months ended March 31, 2017, the Company recorded a charge of $2,821 related to an investment in one of its non-consolidating affiliates. This charge was included in equity-method investment activity, net in the Company’s consolidated statement of income.

As of December 31, 2017 and March 31, 2018, the Company’s investments in its non-consolidating affiliates amounted to $886 and $919, respectively.

Others

During the three months ended March 31, 2017, the Company also entered into transactions with one of its non-consolidating affiliates for certain cost reimbursements amounting to $238.

25. Related party transactions (Continued)

During the three months ended March 31, 2017, the Company made payments of $1,307 to one of its non-consolidating affiliates under a tax-sharing arrangement in the U.K. This amount represents a portion of the non-consolidated affiliate’s net operating losses surrendered to the Company under the tax sharing arrangement for the years 2015 and 2016. On June 30, 2017, this non-consolidating affiliate ceased to be a related party.

27. Related party transactions

The Company has entered into related party transactions with its non-consolidating affiliates. The Company has also entered into related party transactions with a significant shareholder and its affiliates.

The Company’s related party transactions can be categorized as follows:

Revenue from services

In the years ended December 31, 2015, 2016, and 2017, the Company recognized net revenues of $326, $335 and $398, respectively, from a client that is also a significant shareholder of the Company.

In the years ended December 31, 2015, 2016 and 2017, the Company recognized net revenues of $7,826, $8,077 and $5,400, respectively, from a client that was a non-consolidating affiliate of the Company. As of June 30, 2017 this non-consolidating affiliate ceased to be a related party.

Cost of revenue from services

The Company purchases certain services from its non-consolidating affiliates, mainly relating to training and recruitment, the costs of which are included in cost of revenue. For the years ended December 31, 2015, 2016 and 2017, cost of revenue includes an amount of $2,173, $2,067 and $2,043, respectively, attributable to the cost of such services provided by the Company’s non-consolidating affiliates.

Selling, general and administrative expenses

The Company purchases certain services from its non-consolidating affiliates, mainly relating to training and recruitment, the costs of which are included in selling, general and administrative expenses. For the years ended December 31, 2015, 2016 and 2017, selling, general and administrative expenses include an amount of $384, $291 and $315, respectively, attributable to the cost of such services provided by the Company’s non-consolidating affiliates.

During the years ended December 31, 2015, 2016 and 2017, the Company engaged a significant shareholder of the Company to provide services to the Company at a cost of $421, $58 and $57, respectively.

Investment in equity affiliates

During the years ended December 31, 2016 and 2017, the Company made investments of $5,884 and $496, respectively, in its non-consolidating affiliates.

During the year ended December 31, 2017, the Company recorded a charge of $ 2,849 related to an investment in one of its non-consolidating affiliates. This charge has been included in equity-method investment activity, net in the Company’s consolidated statement of income.

27. Related party transactions (Continued)

As of December 31, 2016 and 2017, the Company’s investments in its non-consolidating affiliates amounted to $4,800 and $886, respectively.

Others

During the years ended December 31, 2015, 2016 and 2017, the Company entered into transactions with one of its non-consolidating affiliates for certain cost reimbursements amounting to $2,077, $1,162 and $477, respectively.

During the year ended December 31, 2017, the Company entered into transactions with a client that is a significant shareholder of the Company for certain cost reimbursements amounting to $127, of which $127 is receivable as of December 31, 2017.

During the year ended December 31, 2016, the Company claimed a portion of an equity affiliate’s net operating losses under consortium relief in the United Kingdom amounting to $3,291, which was outstanding and had been included in other liabilities in the company’s consolidated balance sheet as of December 31, 2016.

During the year ended December 31, 2017, the Company made a payment of $3,847 to one of its non-consolidating affiliates under a tax-sharing arrangement in the U.K. This amount represents a portion of the non-consolidated affiliate’s net operating losses surrendered to the Company under the tax sharing arrangement for the years 2015 and 2016. As of June 30, 2017 this non-consolidating affiliate ceased to be a related party.